Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Dec. 18, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000177103 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,938	$ 11,938	$ 11,938	$ 11,938	$ 11,415	$ 10,855	$ 13,371	$ 9,931	$ 10,140	$ 10,035	$ 10,000
Average Annual Return, Percent	4.58%	3.32%	2.71%
C000076404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 39,431	$ 39,431	$ 39,431	$ 39,431	29,884	25,523	31,627	23,088	18,083	16,351		$ 12,980	$ 10,900	$ 11,131	$ 9,425
Average Annual Return, Percent	24.36%	15.50%		14.71%
C000076404 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 41,836	$ 41,836	41,836	$ 41,836	31,707	27,080	33,556	24,497	19,186	17,349		13,772	11,565	11,811	10,000
Average Annual Return, Percent	31.95%	16.87%		15.39%
C000177105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,750	$ 12,750	$ 12,750	$ 12,750	12,074	11,373	13,863	10,198	10,309	10,100	10,000
Average Annual Return, Percent	5.59%	4.34%	3.74%
C000023382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 29,250	$ 29,250	$ 29,250	$ 29,250	24,863	22,600	22,550	17,461	16,347	14,784		12,874	11,563	11,148	10,000
Average Annual Return, Percent	17.64%	12.34%		11.33%
C000076407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 42,893	$ 42,893	42,893	$ 42,893	32,431	27,625	34,145	24,869	19,427	17,520		13,875	11,622	11,839	10,000
Average Annual Return, Percent	32.26%	17.16%		15.67%
C000115039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 21,913	$ 21,913	21,913	$ 21,913	18,895	17,290	17,608	14,241	13,911	13,527		12,227	10,934	10,855	10,000
Average Annual Return, Percent	15.97%	9.51%		8.16%
C000125379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 43,572	$ 43,572	43,572	$ 43,572	32,897	27,979	34,558	25,129	19,590	17,638		13,943	11,659	11,859	10,000
Average Annual Return, Percent	32.45%	17.34%		15.86%
C000125378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 29,432	$ 29,432	29,432	$ 29,432	25,005	22,721	22,657	17,532	16,405	14,826		12,902	11,581	11,157	10,000
Average Annual Return, Percent	17.70%	12.40%		11.40%
C000115043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 15,486	$ 15,486	15,486	$ 15,486	14,106	13,001	13,329	11,110	11,320	11,470		11,010	9,838	10,209	10,000
Average Annual Return, Percent	9.78%	6.47%		4.47%
C000115037 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 20,131	$ 20,131	20,131	$ 20,131	17,408	15,970	16,426	13,418	13,242	13,006		11,872	10,720	10,747	10,000
Average Annual Return, Percent	14.78%	8.42%		7.25%
C000115036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 20,155	$ 20,155	20,155	$ 20,155	17,428	15,988	16,318	13,231	12,953	12,627		11,443	10,258	10,206	9,425
Average Annual Return, Percent	8.99%	7.96%		7.26%
C000115036 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 21,384	$ 21,384	21,384	$ 21,384	18,491	16,964	17,314	14,038	13,744	13,398		12,141	10,884	10,828	10,000
Average Annual Return, Percent	15.64%	9.24%		7.90%
C000023379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 26,885	$ 26,885	26,885	$ 26,885	22,910	20,876	20,884	16,208	15,213	13,794		12,041	10,844	10,481	9,424
Average Annual Return, Percent	10.61%	10.74%		10.40%
C000023379 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 28,528	$ 28,528	28,528	$ 28,528	24,310	22,151	22,160	17,198	16,143	14,637		12,776	11,506	11,121	10,000
Average Annual Return, Percent	17.35%	12.06%		11.05%
C000023381 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 26,867	$ 26,867	26,867	$ 26,867	22,894	20,861	21,027	16,441	15,547	14,203		12,491	11,334	11,037	10,000
Average Annual Return, Percent	16.46%	11.22%		10.39%
C000115040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 14,242	$ 14,242	14,242	$ 14,242	13,004	12,015	12,351	10,318	10,541	10,708		10,304	9,229	9,600	9,425
Average Annual Return, Percent	3.22%	4.95%		3.60%
C000115040 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 15,111	$ 15,111	15,111	$ 15,111	13,798	12,748	13,104	10,948	11,184	11,361		10,933	9,792	10,186	10,000
Average Annual Return, Percent	9.52%	6.20%		4.21%
C000177102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,831	$ 11,831	$ 11,831	$ 11,831	11,224	10,596	12,951	9,548	9,679	9,505	9,425
Average Annual Return, Percent	(0.65%)	2.87%	2.57%
C000177102 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,553	$ 12,553	$ 12,553	12,553	11,909	11,242	13,742	10,131	10,270	10,085	10,000
Average Annual Return, Percent	5.41%	4.10%	3.50%
C000177104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 12,802	$ 12,802	$ 12,802	12,802	12,106	11,390	13,876	10,204	10,309	10,100	10,000
Average Annual Return, Percent	5.75%	4.43%	3.80%
C000076405 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 39,395	$ 39,395	$ 39,395	$ 39,395	29,857	25,500	31,835	23,422	18,483	16,836		13,468	11,393	11,722	10,000
Average Annual Return, Percent	30.94%	15.99%		14.69%
C000115041 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,226	$ 14,226	14,226	$ 14,226	12,990	12,002	12,432	10,466	10,777	11,024		10,690	9,647	10,112	10,000
Average Annual Return, Percent	8.72%	5.40%		3.59%
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Account Value	$ 14,077	$ 14,077	$ 14,077	$ 14,077	12,669	10,971	12,639	9,648	9,817	10,051	10,000
Average Annual Return, Percent	11.12%	7.48%	5.30%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,403	$ 34,403	$ 34,403	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843		13,629	11,745	11,121	10,000
Average Annual Return, Percent	22.15%	15.00%		13.15%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,519	$ 33,519	33,519	$ 33,519	27,587	24,424	26,226	19,009	16,967	15,710		13,521	11,661	11,124	10,000
Average Annual Return, Percent	21.50%	14.59%		12.86%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Account Value	$ 16,048	$ 16,048	16,048	$ 16,048	14,431	12,356	14,420	11,066	11,254	11,555		10,860	9,221	9,972	10,000
Average Annual Return, Percent	11.21%	7.36%		4.84%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,841	$ 24,841	24,841	$ 24,841	20,992	18,498	20,364	15,077	14,060	13,568		12,128	10,444	10,492	10,000
Average Annual Return, Percent	18.34%	12.06%		9.53%
Lipper Global Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Classification Average
Average Annual Return, Percent	12.54%	7.89%		6.25%
Lipper Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Classification Average
Average Annual Return, Percent	14.93%	10.15%		8.97%
Lipper International Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Equity Income Funds Classification Average
Average Annual Return, Percent	11.33%	6.59%		3.79%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 45,306	$ 45,306	45,306	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566		$ 14,299	$ 12,113	$ 11,608	$ 10,000
Average Annual Return, Percent	26.94%	18.41%		16.31%
MSCI World ex USA Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Account Value	$ 12,550	$ 12,550	$ 12,550	$ 12,550	$ 11,527	$ 10,705	$ 13,216	$ 9,501	$ 9,410	$ 10,131	$ 10,000
Average Annual Return, Percent	8.88%	5.93%	3.49%
Lipper International Small Mid Cap Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Small/Mid‑Cap Classification Average
Average Annual Return, Percent	8.12%	5.29%	3.29%
Lipper Large Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Large‑Cap Growth Funds Classification Average
Average Annual Return, Percent	25.63%	15.31%		14.04%